SCHEDULE OF STOCK OPTION VESTED (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Upper Range	$ 0.95
Options Outstanding Number of options | shares	335,000
Weighted average exercise price per share	$ 0.62
Options outstanding weighted average remaining contractual life years	6 months 14 days
Options outstanding aggregate intrinsic value | $	$ 6,750
Options Exercisable Number of options | shares	335,000
Exercisable Options Weighted average exercise price per share	$ 0.62
Exercisable Options Weighted average remaining contractual life years	6 months 14 days
Exercisable Options Aggregate Intrinsic value | $	$ 6,750
Exercise Price, Lower Range	$ 0.001
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Upper Range	$ 0.001
Options Outstanding Number of options | shares	45,000
Weighted average exercise price per share	$ 0.001
Options outstanding weighted average remaining contractual life years	9 months 29 days
Options outstanding aggregate intrinsic value | $	$ 6,750
Options Exercisable Number of options | shares	45,000
Exercisable Options Weighted average exercise price per share	$ 0.001
Exercisable Options Weighted average remaining contractual life years	9 months 29 days
Exercisable Options Aggregate Intrinsic value | $	$ 6,750
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Upper Range	$ 0.19
Options Outstanding Number of options | shares	45,000
Weighted average exercise price per share	$ 0.19
Options outstanding weighted average remaining contractual life years	6 months 29 days
Options outstanding aggregate intrinsic value | $
Options Exercisable Number of options | shares	45,000
Exercisable Options Weighted average exercise price per share	$ 0.19
Exercisable Options Weighted average remaining contractual life years	6 months 29 days
Exercisable Options Aggregate Intrinsic value | $
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Upper Range	$ 0.20
Options Outstanding Number of options | shares	45,000
Weighted average exercise price per share	$ 0.20
Options outstanding weighted average remaining contractual life years	4 months 2 days
Options outstanding aggregate intrinsic value | $
Options Exercisable Number of options | shares	45,000
Exercisable Options Weighted average exercise price per share	$ 0.20
Exercisable Options Weighted average remaining contractual life years	4 months 2 days
Exercisable Options Aggregate Intrinsic value | $
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Upper Range	$ 0.95
Options Outstanding Number of options | shares	200,000
Weighted average exercise price per share	$ 0.95
Options outstanding weighted average remaining contractual life years	6 months 3 days
Options outstanding aggregate intrinsic value | $
Options Exercisable Number of options | shares	200,000
Exercisable Options Weighted average exercise price per share	$ 0.95
Exercisable Options Weighted average remaining contractual life years	6 months 3 days
Exercisable Options Aggregate Intrinsic value | $